Loans and advances to clients (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest Rate Formula [Abstract]
Fixed interest rate	R$ 202,592,491	R$ 178,231,509	R$ 173,018,504
Floating rate	85,236,722	90,206,047	94,247,945
Total	R$ 287,829,213	R$ 268,437,556	R$ 267,266,449